Goodwill and Intangible Assets - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 8	$ 8	$ 7
Finite-lived intangible assets, amortization expense, 2013-2016	8
Finite-lived intangible assets, amortization expense, 2017	$ 1